REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS
11.	REDEEMABLE NON-CONTROLLING INTERESTS

In August and December, 2020, 1 Pharmacy Technology issued its ordinary shares to certain private placement investors at fair value evaluated by the third party valuer, representing 9.2% of the outstanding shares of 1 Pharmacy Technology for total consideration of RMB 934,820. Under the agreements, 1 Pharmacy Technology and the new investors agreed to facilitate 1 Pharmacy Technology’s IPO in the Shanghai Sci-Tech Innovation Board (“STAR”) prior to June 30, 2023. If the IPO has not been completed and the China Securities Regulatory Commission has not otherwise approved the registration of the STAR Listing registration application prior to June 30, 2023, the new investors have the right to require Yao Wang to repurchase all or any portion of their ownership interests in 1 Pharmacy Technology at the cost plus annual interest rate of 6%. The ownership interests held by the new investors were classified as redeemable non-controlling interests under ASC 480 Distinguishing Liabilities from Equity as the redemption feature embedded in the non-controlling interests and not solely within the Group’s control. Total number of 66,318,885 shares was increased in Yao Wang’s redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology.

Based on the IPO process of 1 Pharmacy Technology, in 2021, the Group assessed the exercisability of the redemption right to be probable from June 30, 2023. For the year ended December 31, 2021, RMB56,766 attribution was recorded under ASC 810 as net loss attributable to redeemable non-controlling interest, and RMB133,370 of difference between carrying amount and redemption value was recorded under ASC 480 as adjustment attributable to redeemable non-controlling interest.

The redeemable non-controlling interests for the year ended December 31, 2021 was summarized as follows:

Amount
Opening balance as of January 1, 2021	924,245
Net loss attributable to the redeemable non-controlling interests shareholders	(56,766)
Accretion of redeemable non-controlling interest	133,370
Ending balance as of December 31, 2021	1,000,849